Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
16.	INCOME TAXES
Cayman Islands and BVI
Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Subsidiaries in Hong Kong are subject to Hong Kong Profits Tax rate at 16.5%, and foreign-derived income is exempted from income tax. There are no withholding taxes in Hong Kong on remittance of dividends.
Japan
As a result of the Japanese tax regulations amendments, the effective income tax rate are approximately 31%, 31% and 31% for the years ended December 31, 2018, 2019 and 2020, respectively.
China
Under the PRC Enterprise Income Tax (“EIT”) Law, which has been effective since January 1, 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that are entitled to preferential tax treatments. Preferential EIT rates at 15% and 10% are available for qualified “High and New Technology Enterprises” (“HNTEs”) and “Key Software Enterprise” (“KSE”), respectively. The HNTE certificate is effective for a period of three years
and the KSE is subject to relevant governmental authorities’ annual assessment based on self-assessment supporting documents filed with the tax authorities each year.
Baidu Online, Baidu China and Baidu International enjoyed a reduced tax rate of 10% as qualified KSEs in 2018 and 2019. Certain other PRC subsidiaries and VIEs, including Baidu Netcom, are qualified HNTEs and enjoy a reduced tax rate of 15% for the years presented, which will expire in
2022
and
2023
. Certain entities must file required supporting documents with the tax authorities before using the preferential rates. Whether the entity is entitled to enjoy a preferential rate as a KSE is subject to relevant governmental authorities’ assessment each year. An entity could re-apply
for the HNTE certificate when the prior certificate expires. Historically, all of the Company’s subsidiaries and VIEs successfully re-applied
for the certificates when the prior ones expired.
A certificate for the current year might be obtained in the following year as a result of the stringent inspection and approval process by the governmental authorities. The Company would record an income tax reversal in the year when the certificate is obtained for the over-paid or over-accrued provisional tax in connection with the grant of a more favorable tax rate for the prior year.
Under the current EIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident
enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test. Capital gains derived from PRC are also subject to a 10% PRC withholding tax.
Income (loss) before income taxes consists of:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
PRC	23,524	13,076	19,711	3,021
Non-PRC	3,801	(13,416)	3,379	518

	27,325	(340)	23,090	3,539

Except for the investment related gain recognized, the
pre-tax
losses from
non-PRC
operations consist primarily of operating costs, administration expenses, interest expenses and share-based compensation expenses.
Income taxes consist of:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Current income tax	6,184	3,564	4,668	716
Income tax refund due to reduced tax rate	(680)	(920)	(719)	(110)
Adjustments of deferred tax assets due to change in tax rates	—	9	(5)	(1)
Deferred income tax (benefit) expense	(761)	(705)	120	18

	4,743	1,948	4,064	623

The reconciliation of the actual income taxes to the amount of tax computed by applying the aforementioned statutory income tax rate to pre-tax
income is as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions, except for per share data)
Expected taxation at PRC statutory tax rate	6,831	(85)	5,773	885
Effect of differing tax rates in different jurisdictions	493	3,299	208	32
Non-taxable income	(1,555)	(419)	(995)	(152)
Non-deductible expenses	935	2,124	3,416	523
Research and development super-deduction	(1,047)	(1,245)	(1,549)	(237)
Effect of PRC preferential tax rates and tax holiday	(2,250)	(1,327)	(2,891)	(443)
Effect of tax rate changes on deferred taxes	—	9	(5)	(1)
Reversal of prior year’s EIT	(616)	(1,134)	(951)	(146)
PRC withholding tax	553	(224)	122	19
Addition to valuation allowance	1,399	950	936	143

Taxation for the year	4,743	1,948	4,064	623

Effective tax rate	17%	(573% )	18%	18%

Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share ( Note )	0.81	0.49	1.06	0.16

Note:
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision that became effective on March 1, 2021, as detailed in Note 1 and Note 21
The tax effects of temporary differences that gave rise to the deferred tax balances at December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Deferred tax assets:
Allowance for credit loss	332	452	69
Accrued expenses, payroll and others	4,820	5,456	836
Fixed assets depreciation	151	106	16
Net operating loss carry-forward	1,733	1,811	278
Less: valuation allowance	(4,843)	(5,895)	(903)

Deferred tax assets, net	2,193	1,930	296

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Deferred tax liabilities:
Long-lived assets arising from acquisitions	275	406	62
Withholding tax on PRC subsidiaries’ undistributed earnings	1,621	1,381	212
Tax on capital gains	1,159	943	145
Others	218	593	90

	3,273	3,323	509

The Group offset deferred tax liabilities and assets pertaining to a particular tax-paying component of the Group within a particular jurisdiction. The total income tax expenses were RMB1.9 billion and RMB4.1 billion (US$623 million) for the years ended December 31, 2019 and 2020, respectively. The change in income tax expense is mainly due to changes of overall profits before tax. The effective tax rate for the year ended December 31, 2020 is lower than the PRC statutory EIT rate of

25
% mainly due to international income tax rate and preferential income tax rate impact, research and development super-deduction, and change in withhold rate and Key Software Enterprise status obtained.
As of December 31, 2020, the Company had tax losses of approximately RMB9.7 billion (US$1.5 billion) deriving from entities in the PRC, Hong Kong and Japan. The tax losses in Japan can be carried forward for nine years to offset future taxable profit. The tax losses in PRC can be carried forward for five years to offset future taxable profit, and the period was extended to 10 years for entities qualified as HNTE in 2019 and thereafter. The tax losses of entities in the PRC and Japan will expire from 2021 to 20
30
, if not utilized. The tax losses in Hong Kong can be carried forward with no expiration date
.
The Company evaluated its income tax uncertainty under ASC 740. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company elects to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income (loss). The Company does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. In general, the PRC tax authorities have up to five years to condu ct

examinations of the tax filings of the Company’s PRC subsidiaries. Accordingly, the PRC subsidiaries’ tax years of 2015 - 2020 remain open to examination by the respective tax authorities. The Company may also be subject to the examination of the tax filings in other jurisdictions, which are not material to the consolidated financial statements.
As of December 31, 2020, dividend distribution withholding tax for the potential remittance of earnings from the PRC subsidiaries to offshore entities was RMB1.4 billion. The Company believes that the underlying dividends will be distributed in the future for offshore use, such as merger and acquisition activities. The Company did not provide for additional deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries during the years presented on the basis of its intent to permanently reinvest its foreign subsidiaries’ earnings. As of December 31, 2020, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued was RMB154.1 billion (US$23.6 billion). Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. Under the PRC tax regulations, dividends from PRC companies to their overseas parents in respect of earnings derived from January 1, 2008 onwards are subject to PRC dividend withholding tax at 10%. Such rate could be reduced to 5% should treaty benefits be applicable.